Goodwill and Long-Lived Assets - SRA (Tables) - SRA Companies, Inc.	12 Months Ended
Jun. 30, 2015
Entity Information [Line Items]
Schedule of Goodwill Impairment	The fiscal 2013 impairment charge by reporting unit is as follows (in thousands):

Goodwill Impairment
Civil	166,105
Defense	52,128
IHL	75,620

Total impairment	$293,853

Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

Goodwill as of June 30, 2013	$787,760
Sale of a portion of the Health & Civil business	(4,156)

Goodwill as of June 30, 2014	$783,604
Acquisition of Qbase Government Services Business	45,325

Goodwill as of June 30, 2015	$828,929

Schedule of Identifiable Intangible Assets
Identified intangible assets for the periods presented consisted of the following (in thousands):

		June 30, 2014
	Weighted-Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	20 years	$288,901	$(62,556)	$226,345
Order backlog and developed technology	4 years	212,798	(187,634)	25,164
Software development costs	7 years	2,930	(523)	2,407

Total identified intangible assets	13 years	$504,629	$(250,713)	$253,916

		June 30, 2015
	Weighted-Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	20 years	$311,201	$(97,147)	$214,054
Order backlog and developed technology	4 years	215,898	(211,129)	4,769
Software development costs	7 years	3,167	(951)	2,216

Total identified intangible assets	13 years	$530,266	$(309,227)	$221,039

Schedule of Future Amortization Expense
Estimated amortization expense is as follows for the periods indicated (in thousands):

Fiscal year ending June 30,
2016	$41,941
2017	32,688
2018	26,764
2019	22,076
2020	18,119
Thereafter	79,451

Total	$221,039